EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
EARNINGS PER SHARE

11. EARNINGS PER SHARE

The following table sets forth the basic and diluted net (loss)/earnings per share for the following periods:

	Six Months End June 30,
	2023	2024
	RMB	RMB	USD

Basic and diluted earnings per share calculation
Numerator:
Net profit attribute to ordinary shareholders	38,678	992	136
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	-	-	-
Net profit attribute to Youlife International Holdings Inc.	38,678	992	136
Denominator:
Basic Weighted average number of shares outstanding	221,777,718	221,777,718	221,777,718
Continuing operations	0.14	-	-
Discontinued operations	0.04	-	-
Basic net earnings per share	0.17	-	-
Diluted Weighted average number of shares outstanding	342,756,528	342,756,528	342,756,528
Continuing operations	0.09	-	-
Discontinued operations	0.02	-	-
Diluted net earnings per share	0.11	-	-

For the six months ended June 30, 2023 and 2024, the effects of all outstanding convertible preferred shares have been excluded from the computation of diluted loss per share for the years ended December 31, 2023 as their effects would be anti-dilutive.

23. EARNINGS PER SHARE (RESTATED)

The following table sets forth the basic and diluted net (loss)/earnings per share for the following periods:

	Year ended 31 December
	2022	2023
	RMB	RMB

Basic and diluted earnings per share calculation
Numerator:
Net (loss)/profit attribute to ordinary shareholders	(97,315)	99,263
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)	-
Net (loss)/profit attribute to Youlife International Holdings Inc.	(223,534)	99,263
Denominator:
Basic Weighted average number of shares outstanding	224,986,014	221,777,718
Continuing operations	(0.97)	0.37
Discontinued operations	(0.02)	0.08
Basic net (loss)/earnings per share	(0.99)	0.45
Diluted Weighted average number of shares outstanding	224,986,014	342,756,528
Continuing operations	(0.97)	0.24
Discontinued operations	(0.02)	0.05
Diluted net (loss)/earnings per share	(0.99)	0.29

For the years ended December 31, 2022, the effects of all outstanding convertible preferred shares have been excluded from the computation of diluted loss per share for the years ended December 31, 2022 as their effects would be anti-dilutive.